Shareholder Report, Holdings (Details) - The BeeHive ETF	Dec. 31, 2024
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thermo Fisher Scientific, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Intercontinental Exchange, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fiserv, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aon PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%